Related Party Transactions (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended				12 Months Ended
	Aug. 31, 2022	Apr. 30, 2022	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Line Items]
Loan and expenses									$ 5,500
Balance of amount
Interest-free loans					$ 15,700	1,600			2,900
Short-term loans			$ 700							$ 6,600
Repayment of related party debt			54					$ 4,658
Commission fee in percentage		6.50%
Permanent equity									200,000
Commission fee payable									13,000
Paid expenses									6,100
Amount remained due									3,792
Outstanding amount			13,900				13,700
Agreement amount	$ 5,000
Related party tax expense	$ 3,000
Percenatge of nterest rate										12.00%
Car Loan [Member]
Related Party Transactions [Line Items]
Repaid amount									5,800
My Car [Member]
Related Party Transactions [Line Items]
Balance of amount
Mr. Alan Nan Wu [Member]
Related Party Transactions [Line Items]
Balance of amount						$ 320
Mr. Nan Wu [Member]
Related Party Transactions [Line Items]
Balance of amount
Mr. Nan Wu [Member]
Related Party Transactions [Line Items]
Loan and expenses									3,800
Loan amount transferred									$ 1,500
Repayment of related party debt			50
Related Party [Member]
Related Party Transactions [Line Items]
Outstanding amount			$ 4,700				$ 4,700